Average Annual Total Returns - Equity Income Portfolio	Equity Income Portfolio 1 Yr	Equity Income Portfolio 5 Yr	Equity Income Portfolio 10 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Equity Income Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Equity Income Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Equity Income Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	1.20%	9.98%	9.30%	2.80%	9.74%	10.50%	3.06%	9.34%	9.63%